Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund
STEWARD SELECT BOND FUND -- Individual Class and Institutional Class
Investment Objective:
To provide high current income with capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Steward Select Bond Fund (USD $)	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	12.00	12.00

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
Annual Fund Operating Expenses Steward Select Bond Fund	Individual Class	Institutional Class
Management fees	0.25%	0.25%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.52%	0.42%
Total annual Fund operating expenses	1.02%	0.67%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

• You invest $10,000 for the periods shown;

• Your investment has a 5% return each year; and

• The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Steward Select Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Individual Class	104	325	563	563	1,248
Institutional Class	68	214	373	373	835

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was  29% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in fixed income securities such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.  These obligations may include U.S. dollar-denominated instruments issued in the U.S. by foreign banks and branches and foreign corporations.  Normally, the Fund will invest at least 80% of its assets in these types of instruments.  The Fund may also invest in other investment companies.  The Fund may invest up to 15% of its assets in illiquid securities, which are likely to consist primarily of debt securities and mortgages of churches, colleges, schools and other non-profit organizations.  The Fund may invest up to 5% of its total assets in U.S. dollar-denominated debt securities of non-U.S. issuers and no more than 2% of its total assets in U.S. dollar-denominated debt securities of companies in emerging market countries.  The Fund's investments may have fixed variable or floating interest rates.  The Fund may have small portions of its portfolio in cash or short-term money market instruments.  The Fund may purchase instruments on a when-issued or forward commitment basis, meaning that the Fund agrees to purchase the securities at a fixed price at a future date beyond customary settlement time.  The Fund will invest only in securities rated investment grade (Baa/BBB or better) by Moody's Investor Service or Standard & Poors or comparably rated by another nationally recognized statistical rating organization or deemed to be of comparable quality by the Fund's investment adviser at the time of purchase.   In order to construct the most appropriate portfolio to realize the Fund's objective, the Fund's managers will seek to balance three primary portfolio characteristics of duration, yield curve structure and sector allocations. When the mangers believe that future U.S. interest rates will trend to higher levels (largely, but not entirely, due to an expected increase in general economic activity producing a change in Federal Reserve Bank policy), they will create portfolio durations less than those stated for index benchmarks. When they believe that future U.S. interest rates will trend to lower levels (largely, but not entirely, due to an expected decrease in general economic activity producing a change in Federal Reserve Bank policy), they will create portfolio durations greater than those stated for index benchmarks. Except during extraordinary periods of volatility, duration levels will be targeted within eighty percent of benchmarks. Contributing to duration target decisions is a view of future inflationary price pressures which also determine Fed policymaking expectations. Other factors such as liquidity, credit concerns and relative yield levels may also direct how duration is created across sectors and may inhibit, or augment, how portfolio duration targets are selected.

Yield curve decisions as to where along option-adjusted term structures investments should be concentrated begin with a bias toward intermediate maturities. The core of portfolio holdings will therefore be dominated, in most instances, at the heart of the yield curve. Allocations to very short maturities or very long maturities go hand-in-hand with targeted duration decisions. When the managers believe the trend for nominal interests will be higher, shorter-term securities will be favored over long-dated securities to complete our portfolio's profile. When they believe the trend for nominal interest rates will be lower, longer-term issues will be favored over shorter.

U.S. Treasury investments are generally determined in favor of agency and corporate issues by changing degrees of desire for the safety and liquidity. Corporate sectors are under-weighted when the managers believe that slowing economic activity will put increased stress on corporate balance sheets and produce potential credit downgrades or other credit events, widening credit yield spreads. Subject to limits of the Fund's concentration policy, which prevents the Fund from investing 25% or more in any one industry or group of industries, corporate sectors are over-weighted when the managers believe that increasing economic activity will improve corporate balance sheets and produce potential credit upgrades or other credit events, tightening credit yield spreads. Individual debt securities of any maturity may be purchased. Portfolio sales are determined in a variety of ways, including but not limited to strategic adjustments, yield enhancement replacements, current news shocks and credit deteriorations.

Socially Responsible Investing.  The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Principal Risks of Investing in the Fund

Investment in the Fund involves risk and your investment may lose money.  The prices of fixed income securities in which the Fund will invest will rise and fall in response to interest rate changes and changes in the credit rating, or default, of the issuer.  Lower rated bonds and bonds with longer final maturities generally have higher credit risks.  Variable and floating rate securities, although less sensitive to interest rate changes, may decline in value if their interest rates do not rise as quickly, or as much, as general interest rates.  Also, if general market interest rates decline, the yield on these instruments will decline. Because the Fund prices its assets and determines its share value on each business day based on current market prices (see "Share Price"), a shareholder cannot avoid loss by holding a bond to maturity, as might be possible for an investor who invests in individual bonds rather than in Fund shares.  Securities rated Baa/BBB (or comparably) are considered to have speculative characteristics.  Ratings also may be unreliable, due to conflicts of interest between the rating agencies and the issuers and the lag between an event requiring a rating downgrade and the actual rating downgrade.  Investments in securities of U.S. government agencies and instrumentalities have varying degrees of U.S. government backing and thus have risk of loss of principal, interest or default.  Actions and statements of national and international government and economic policy institutions can, among other things, affect interest rates and trading volume of debt obligations, in addition to broader economic effects.  Instruments of foreign banks and branches and foreign corporations are subject to different types of regulation, accounting and recordkeeping requirements, and information about them may be harder to obtain. Dollar-denominated instruments of foreign government or government-related entities may have similar risks and may not be supported as to payment of principal and interest by the relevant government.  The Fund's socially responsible investment policies may cause it to lose the advantage of certain investment opportunities.  The illiquid securities in which the Fund may invest may not be able to be sold at an advantageous time or price.  To the extent securities of any one industry or group of industries comprises close to 25% of the Fund's benchmark, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to its fundamental policy on concentration.  The Fund's investments in church mortgage bonds and loans will generally be illiquid and unrated and involve limited availability of information.  Thus, they can be difficult to value properly, particularly in distressed situations, such as the weak real estate and employment conditions prevailing in recent years.  These securities are negatively affected by declines in real estate values.  To the extent churches rely on their congregations for funds to make interest and principal payments on their obligations, unemployment and reduction in congregation size negatively affect the ability of churches to honor their obligations and may negatively affect property maintenance and, thus, the value of the property backing the security.  The securities may also be invalidated or subordinated by a court to interests of other creditors. The Fund's mortgage-related investments, including its church mortgage bonds and loans, also involve the risk of default, delay or reduction of interest payments, and collateral that can be illiquid.  Mortgage-related securities also tend to be more sensitive to interest rate changes, since rising interest rates tend to extend these securities' duration.  If interest rates decline, mortgage-related securities may be subject to prepayment, which could reduce the Fund's returns as it reinvests prepayment proceeds at lower rates.  Mortgage-related securities are also negatively affected by declines in property values.  If the Fund invests substantially in money market instruments for temporary defensive purposes, its potential returns could be reduced.

Performance

The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Each table shows performance of Institutional Class; returns for Individual Class will be different.  Updated performance information is available on the Fund's website at www.stewardmutualfunds.com.

INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Steward Select Bond Fund Year-by-year total return as of 12/31 each year (%) Institutional Class Shares

Best Quarter: 3rd Quarter, 2006 3.21% Worst Quarter: 2nd Quarter, 2008 -1.57% Year-To-Date Return:2nd Quarter, 2013 -2.56%

The following table illustrates the impact of taxes on the Fund's returns (Institutional Class is used for the illustration; numbers for Individual Class will be different).  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on your own tax situation and may be different from those shown.  This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Steward Select Bond Fund		Label	1 Year	5 Years	Since Inception	Inception Date
Institutional Class		Return Before Taxes	4.08%	4.34%	3.90%	Oct. 01, 2004
Institutional Class After Taxes on Distributions		Return After Taxes on Distributions	3.06%	3.08%	2.57%	Oct. 01, 2004
Institutional Class After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	2.64%	2.97%	2.54%	Oct. 01, 2004
Barclays Capital Intermediate US Aggregate Index		Barclays Capital Intermediate US Aggregate Index (reflects no deduction for fees, expenses or taxes)	3.56%	5.39%	5.03%	Oct. 01, 2004
Barclays Capital US Government/Credit Index	[1]	Barclays Capital US Government/Credit Index (reflects no deduction for fees, expenses or taxes)	4.82%	6.06%	5.42%	Oct. 01, 2004
[1]	The Steward Funds' Board of Directors approved a change in the benchmark index to which the performance of Steward Select Bond Fund ('Fund') will be compared in the Average Annual Total Returns table in the prospectus. The benchmark which has been used previously is Barclays Capital US Aggregate Intermediate Index. The new benchmark is Barclays Capital US Government/Credit Index. The Fund's investment adviser recommended the change because the Barclays Capital US Government/Credit Index is a broader index than the Barclays Capital US Aggregate Intermediate Index with a wider range of maturities. It was felt that the broader index more appropriately reflected the range and type of Fund investments, thereby providing shareholders with a better benchmark against which to evaluate the Fund's relative performance.